Accounts Receivable, Net (Details) - Schedule of changes in allowance for doubtful accounts	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Schedule of changes in allowance for doubtful accounts [Abstract]
Beginning balance	¥ 1,577,486	$ 241,764	¥ 2,591
Addition	1,156,935	177,311	1,575,690
Write-off			(795)
Ending balance	¥ 2,734,421	$ 419,075	¥ 1,577,486